Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Inventories, net
Schedule of inventories, net

	As of December 31,
	2019	2020
	RMB	RMB
Finished goods	160,063	284,350
Raw materials	61,856	44,773
Inventories	221,919	329,123
Less: inventory provision	(2,608)	—
Inventories, net	219,311	329,123